Long-Term Debt - Disclosure of Principal and Carrying Amount of Long-Term Debt Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Long Term Debt [Line Items]
Carrying amount in USD	$ 4,931,175	$ 5,446,958
Current portion	35,750	35,750	[1]
Non-current portion	$ 4,895,425	5,411,208	[1]
USD First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Contractual interest rate	5.60%
Principal outstanding balance in currency of borrowing	$ 3,071,375	3,557,125
Carrying amount in USD	$ 3,014,409	3,479,823
EUR First Lien Term Loan
Disclosure Of Long Term Debt [Line Items]
Contractual interest rate	3.75%
Principal outstanding balance in currency of borrowing	$ 850,000	850,000
Carrying amount in USD	$ 934,733	951,980
Senior Notes
Disclosure Of Long Term Debt [Line Items]
Contractual interest rate	7.00%
Principal outstanding balance in currency of borrowing	$ 1,000,000	1,000,000
Carrying amount in USD	$ 982,033	980,008
Loan payable to non-controlling interests
Disclosure Of Long Term Debt [Line Items]
Contractual interest rate	0.00%
Principal outstanding balance in currency of borrowing	$ 0	49,936
Carrying amount in USD	$ 0	$ 35,147

[1]	† The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.